Note 7. Earnings (Loss) per Share	6 Months Ended
Jun. 30, 2011
Earnings Per Share [Text Block]
(7)	Earnings (Loss) per Share

Basic earnings (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share is calculated based on the weighted average number of common shares outstanding during the period and, when dilutive, potential common shares from the exercise of stock options and restricted common stock subject to continuing vesting requirements, pursuant to the treasury stock method.

The following table provides a reconciliation of the number of shares used to calculate basic and diluted earnings (loss) per share (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

Basic earnings (loss) per common share:
Net income (loss)	$789	$19,850	$(6,815)	$43,095
Income allocated to participating securities	(21)	(632)	-	(1,249)
Net income (loss) available to common shareholders	$768	$19,218	$(6,815)	41,846

Weighted average number of common and common equivalent shares outstanding:
Basic number of common shares outstanding	34,630	26,862	30,931	26,845
Dilutive effect of unvested restricted stock (participating securities)	966	883	-	801
Dilutive effect of stock options	74	49	-	49
Diluted number of common shares and common equivalent shares outstanding	35,670	27,794	30,931	27,695

Basic earnings (loss) per common share	$0.02	$0.72	$(0.22)	$1.56

Diluted net income (loss) per common share:
Net income (loss)	$789	$19,850	$(6,815)	$43,095
Income (loss) allocated to participating securities	-	-	-	-
Net income (loss) available to potential common shareholders	$789	$19,850	$(6,815)	$43,095

Diluted earnings (loss) per common share	$0.02	$0.71	$(0.22)	$1.56

For periods in which there was a loss, the Company excludes from its diluted loss per common share calculation options to purchase shares and the unvested portion of time vested restricted shares, as inclusion of these securities would have reduced the net loss per common share.  The excluded instruments would have increased the diluted weighted average number of common and common equivalent shares outstanding by approximately 1.0 million for the six months ended June 30, 2011.  In addition, in periods of net losses, the Company has not allocated any portion of such losses to participating securities holders for its basic loss per common share calculation as such participating securities holders are not contractually obligated to fund such losses.

The Company’s 2015 and 2018 Convertible Senior Notes are convertible at the option of the holders upon the occurrence of certain events (note 4).  As of June 30, 2011, none of the convertible senior notes had reached the specified thresholds for conversion.